Financial Instruments Balance Sheet Location (Details) - USD ($) $ in Thousands	Sep. 30, 2016		Sep. 30, 2015
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 11,626		$ 9,600
Derivative Liability	(240,819)		(120,107)
Distribution Segment [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,851		746
Derivative Asset, Contract Netting	0		0
Derivative Asset, Net of Contract Netting	4,851		746
Derivative, Collateral, Right to Reclaim Cash	0		0
Derivative Asset	4,851		746
Derivative Liability, Fair Value, Gross Liability	(266,489)		(120,107)
Derivative Liability, Contract Netting	0		0
Derivative Liability, Net of Contract Netting	(266,489)		(120,107)
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	25,670		0
Derivative Liability	(240,819)		(120,107)
Distribution Segment [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Derivative Liability, Fair Value, Gross Liability	(266,489)		(110,539)
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Charges And Other Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Charges And Other Assets [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		0
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(68,481)		0
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Credits And Other Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		0
Distribution Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Credits And Other Liabilities [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(198,008)		(110,539)
Distribution Segment [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,851		746
Derivative Liability, Fair Value, Gross Liability	0		(9,568)
Distribution Segment [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	3,029		378
Distribution Segment [Member] | Not Designated as Hedging Instrument [Member] | Deferred Charges And Other Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,822		368
Distribution Segment [Member] | Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		(9,568)
Distribution Segment [Member] | Not Designated as Hedging Instrument [Member] | Deferred Credits And Other Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		0
Natural Gas Marketing Segment [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	39,290		91,363
Derivative Asset, Contract Netting	(39,290)		(91,363)
Derivative Asset, Net of Contract Netting	0		0
Derivative, Collateral, Right to Reclaim Cash	6,775		8,854
Derivative Asset	6,775	[1]	8,854	[2]
Derivative Liability, Fair Value, Gross Liability	(57,195)		(125,983)
Derivative Liability, Contract Netting	39,290		91,363
Derivative Liability, Net of Contract Netting	(17,905)		(34,620)
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	17,905		34,620
Derivative Liability	0	[1]	0	[2]
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	8,790		11,806
Derivative Liability, Fair Value, Gross Liability	(25,682)		(45,985)
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	6,612		11,680
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Charges And Other Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2,178		126
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Charges And Other Assets [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(21,903)		(36,067)
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		0
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Credits And Other Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(3,779)		(9,918)
Natural Gas Marketing Segment [Member] | Designated as Hedging Instrument [Member] | Deferred Credits And Other Liabilities [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0		0
Natural Gas Marketing Segment [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	30,500		79,557
Derivative Liability, Fair Value, Gross Liability	(31,513)		(79,998)
Natural Gas Marketing Segment [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	18,157		65,239
Natural Gas Marketing Segment [Member] | Not Designated as Hedging Instrument [Member] | Deferred Charges And Other Assets [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	12,343		14,318
Natural Gas Marketing Segment [Member] | Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(18,812)		(65,780)
Natural Gas Marketing Segment [Member] | Not Designated as Hedging Instrument [Member] | Deferred Credits And Other Liabilities [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ (12,701)		$ (14,218)

[1]	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2016 related to the divestiture of our natural gas marketing business.
[2]	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2015 related to the divestiture of our natural gas marketing business.